Prepaid Expenses and Other Current Assets	12 Months Ended
Feb. 28, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets

6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Prepaid software and hardware license and maintenance fees	$5,441	$3,346
Deferred commissions	407	3,678
Other prepaid expenses and other current assets	6,795	5,578
Total prepaid expenses and other current assets	$12,643	$12,602
Amortization of software licenses held under capital leases is included in cost of revenue and operating expenses. Prepaid maintenance, services and insurance are expensed over the term of the underlying agreements.